Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Net interest expense:
Interest income	$ 150	$ 2,334	$ 6,038	$ 729
Interest expense	(22,710)	(73,232)	(118,649)	(82,955)
Net interest expense	(22,560)	(70,898)	(112,611)	(82,226)
TOTAL REVENUES	90,250	297,609	52,762	256,623
EXPENSES
Salaries, benefits, and related expenses	30,274	166,805	206,943	115,029
Occupancy, equipment rentals, and other office related expenses	920	5,769	7,115	4,180
General and administrative expenses	36,038	131,957	204,168	116,135
TOTAL EXPENSES	67,232	304,531	418,226	235,344
OTHER, NET	(9,043)	10,684	31,992	(6,131)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	13,975	(422,015)	(343,000)	15,148
Benefit for income taxes applicable to parent	18	(7,182)	(17,132)	150
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	119,859	(371,800)	(190,682)	518,388
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	119,848	(371,834)	(190,736)	518,448
Parent Company
Net interest expense:
Interest income	0	0	0	164
Interest expense	(46)	0	0	(3,669)
Net interest expense	(46)	0	0	(3,505)
TOTAL REVENUES	(46)	0	0	(3,505)
EXPENSES
Salaries, benefits, and related expenses	4,041	0	0	7,710
Occupancy, equipment rentals, and other office related expenses	161	0	0	632
General and administrative expenses	357	0	0	1,292
TOTAL EXPENSES	4,559	0	0	9,634
OTHER, NET	0	15,042	40,163	0
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(4,605)	15,042	40,163	(13,139)
Benefit for income taxes applicable to parent	0	(23,748)	(17,524)	0
NET INCOME (LOSS)	(4,605)	38,790	57,687	(13,139)
Equity (deficit) in undistributed income from subsidiaries	124,464	(410,590)	(248,369)	531,527
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	119,859	(371,800)	(190,682)	518,388
Other comprehensive income (loss)	(11)	(34)	(54)	60
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$ 119,848	$ (371,834)	$ (190,736)	$ 518,448